RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Right of use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets, beginning of period	$ 281
Right-of-use assets, end of period	0	$ 281
Cost
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets, beginning of period	424	0
Additions		412
Effect of foreign exchange	24	12
Disposals	(448)
Right-of-use assets, end of period	0	424
Accumulated amortization
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets, beginning of period	(143)	0
Effect of foreign exchange	(14)	(3)
Disposals	(395)
Amortization	238	140
Right-of-use assets, end of period	$ 0	$ (143)